Note 8 - Share-based Payments (Details Textual) - Warrants [member] - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2020
Statement Line Items [Line Items]
Share based compensation, vesting period (Month)					36 months
Percentage of total equity			4.30%	1.40%
Expense from share-based payment transactions	$ 0.1	$ 0.1	$ 0.1	$ 0.2